Provisions - Summary of Economic Assumptions- Retirement Bonus Plan (Detail) - Retirements bonus plan [member]	Dec. 31, 2018	Dec. 31, 2017
Summary of economic assumptions [line items]
Summary of economic hypothesis Discount rate(s)	6.75%	7.50%
Expected rate(s) of salary increase	5.20%	6.00%
Inflation rate	3.20%	4.00%